IMPAIRMENT CHARGES (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Impairment Charges And Inventory Provisioning [Abstract]
Impairment loss	$ 519	$ 6,068